Property and Equipment, Net (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment, Net

$ (thousands)
Balance, June 30, 2023	709
Additions	20
Depreciation	(38)

Balance, March 31, 2024	691

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment, Net
Property and equipment, net consists of the following as of March 31, 2024, and December 31, 2023:

	Unaudited March 31, 2024	December 31, 2023
Furniture and fixtures	$170,607	$170,607
Leasehold improvements	544,629	544,628
Machinery and office equipment	1,365,277	1,365,277
Software	72,394	72,394

	2,152,907	2,152,906
Less accumulated depreciation and amortization	(2,005,044)	(1,970,736)

	$147,863	$182,170

Property and equipment, net consists of the following as of December 31, 2023, and 2022:

	2023	2022
Furniture and fixtures	$170,607	$170,607
Leasehold improvements	544,628	544,628
Machinery and office equipment	1,365,277	1,330,053
Software	72,394	28,394

	2,152,906	2,073,682
Less accumulated depreciation and amortization	(1,970,736)	(1,793,359)

	$182,170	$280,323